TRANSAMERICA SERIES TRUST

Supplement dated July 9, 2010

to the Statement of Additional Information dated May 1, 2010, as previously supplemented

* * *

Transamerica Diversified Equity VP

The following information supplements and amends disclosure in the Statement of Additional Information:

“Appendix D - Portfolio Manager Information - Transamerica Diversified Equity VP” is hereby revised to delete all references to Gary U. Rollé as a portfolio manager of the portfolio.

* * *

Transamerica Balanced VP

The following information supplements and amends disclosure in the Statement of Additional Information:

“Appendix D - Portfolio Manager Information - Transamerica Balanced VP” is hereby revised to delete all references to Gary U. Rollé and John D. Lawrence as portfolio managers of the portfolio.

Further, the following information is added in “Appendix D - Portfolio Manager Information - Transamerica Balanced VP” to include Peter O. Lopez as co-portfolio manager of the portfolio.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Peter O. Lopez (co)	0	$0	0	$0	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Peter O. Lopez (co)	0	$0	0	$0	0	$0

Investors Should Retain this Supplement for Future Reference